Exhibit 99.1

SLM Student Loan Trust 2013-1 Monthly Servicing Report
Distribution Date	06/26/2017
Collection Period	05/01/2017 - 05/31/2017

Navient Funding, LLC -	Depositor
Navient Solutions -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
Navient Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		02/14/2013	04/30/2017	05/31/2017
	Principal Balance		$1,181,837,043.20	$641,154,935.96	$631,116,088.27
	Interest to be Capitalized Balance		27,971,606.70	6,705,986.61	6,369,185.62

	Pool Balance		$1,209,808,649.90	$647,860,922.57	$637,485,273.89
	Specified Reserve Account Balance		9,373,341.00	1,619,652.31	1,593,713.18

	Adjusted Pool (1)		$1,219,181,990.90	$649,480,574.88	$639,078,987.07
	Weighted Average Coupon (WAC)		6.88%	6.81%	6.81%
	Number of Loans		271,308	149,073	146,521
	Aggregate Outstanding Principal Balance - Tbill			$1,296,941.55	$1,268,702.56
	Aggregate Outstanding Principal Balance - LIBOR			$646,563,981.02	$636,216,571.33
	Pool Factor			0.518380451	0.510078463
	Since Issued Constant Prepayment Rate			5.03%	4.99%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/25/2017		06/26/2017
	A2	78447MAB4	$69,985,769.13		$59,688,197.20
	A3	78447MAC2	$538,000,000.00		$538,000,000.00
	B	78447MAD0	$35,000,000.00		$35,000,000.00

C	Account Balances		05/25/2017		06/26/2017
	Reserve Account Balance		$1,619,652.31		$1,593,713.18
	Capitalized Interest Account Balance		$-		$-
	Floor Income Rebate Account		$6,163,491.25		$2,009,944.98
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		05/25/2017		06/26/2017
	Adjusted Pool Balance + Supplemental Loan Purchase		$649,480,574.88		$639,078,987.07
	Total Notes		$642,985,769.13		$632,688,197.20
	Difference		$6,494,805.75		$6,390,789.87
	Parity Ratio		1.01010		1.01010

Page 2 of 9	Trust 2013-1 Monthly Servicing Report: Collection Period 05/01/2017 - 05/31/2017, Distribution Date 06/26/2017

II. Trust Activity 05/01/2017 through		05/31/2017

A	Student Loan Principal Receipts
	Borrower Principal	5,138,414.90
	Guarantor Principal	2,090,212.40
	Consolidation Activity Principal	4,775,019.10
	Seller Principal Reimbursement	865.12
	Servicer Principal Reimbursement	103.04
	Rejected Claim Repurchased Principal	4,843.57
	Other Principal Deposits	211.43
	Total Principal Receipts	$12,009,669.56

B	Student Loan Interest Receipts
	Borrower Interest	1,364,108.74
	Guarantor Interest	59,202.99
	Consolidation Activity Interest	116,406.11
	Special Allowance Payments	65,299.75
	Interest Subsidy Payments	857,131.90
	Seller Interest Reimbursement	226.47
	Servicer Interest Reimbursement	2,534.97
	Rejected Claim Repurchased Interest	478.88
	Other Interest Deposits	56,428.86
	Total Interest Receipts	$2,521,818.67

C	Reserves in Excess of Requirement	$25,939.13

D	Investment Income	$10,770.22

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$6,163,491.25

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$(6,484,512.85)
	Funds Allocated to the Floor Income Rebate Account	$(2,009,944.98)

M	AVAILABLE FUNDS	$12,237,231.00

N	Non-Cash Principal Activity During Collection Period	$(1,970,821.87)

O	Non-Reimbursable Losses During Collection Period	$47,409.56

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$5,535.12

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2013-1 Monthly Servicing Report: Collection Period 05/01/2017 - 05/31/2017, Distribution Date 06/26/2017

III. 2013-1	Portfolio Characteristics

	05/31/2017				04/30/2017
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	6.52%	734	$3,291,032.13	0.521%	6.55%	841	$3,790,164.18	0.591%
GRACE	6.70%	375	$1,598,038.57	0.253%	6.68%	332	$1,455,986.05	0.227%
DEFERMENT	6.75%	13,816	$59,772,235.77	9.471%	6.74%	15,132	$65,320,285.85	10.188%

REPAYMENT: CURRENT	6.83%	103,439	$413,774,324.35	65.562%	6.83%	105,053	$419,657,592.62	65.453%
31-60 DAYS DELINQUENT	6.77%	3,951	$19,420,746.28	3.077%	6.81%	3,619	$18,074,109.19	2.819%
61-90 DAYS DELINQUENT	6.80%	2,076	$10,296,902.25	1.632%	6.76%	1,778	$8,495,592.57	1.325%
91-120 DAYS DELINQUENT	6.75%	1,301	$6,067,434.00	0.961%	6.76%	1,205	$6,103,979.59	0.952%
> 120 DAYS DELINQUENT	6.74%	4,301	$21,260,479.40	3.369%	6.74%	4,518	$22,337,748.58	3.484%

FORBEARANCE	6.83%	15,790	$91,997,915.32	14.577%	6.84%	15,790	$91,841,738.69	14.324%
CLAIMS IN PROCESS	6.67%	734	$3,622,422.06	0.574%	6.75%	796	$4,038,537.54	0.630%
AGED CLAIMS REJECTED	6.80%	4	$14,558.14	0.002%	6.80%	9	$39,201.10	0.006%

TOTAL		146,521	$631,116,088.27	100.00%		149,073	$641,154,935.96	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2013-1 Monthly Servicing Report: Collection Period 05/01/2017 - 05/31/2017, Distribution Date 06/26/2017

IV. 2013-1 Portfolio Characteristics (cont’d)

	05/31/2017	04/30/2017
Pool Balance	$637,485,273.89	$647,860,922.57
Outstanding Borrower Accrued Interest	$15,061,786.72	$15,375,985.71
Borrower Accrued Interest to be Capitalized	$6,369,185.62	$6,705,986.61
Borrower Accrued Interest >30 Days Delinquent	$1,778,152.45	$1,749,535.33
Total # Loans	146,521	149,073
Total # Borrowers	64,626	65,791
Weighted Average Coupon	6.81%	6.81%
Weighted Average Remaining Term	117.25	116.93
Non-Reimbursable Losses	$47,409.56	$51,045.05
Cumulative Non-Reimbursable Losses	$3,723,617.34	$3,676,207.78
Since Issued Constant Prepayment Rate (CPR)	4.99%	5.03%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$5,322.45	$-
Cumulative Rejected Claim Repurchases	$272,391.06	$267,068.61
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$2,070,311.00	$1,678,286.95
Borrower Interest Accrued	$3,293,694.59	$3,225,049.06
Interest Subsidy Payments Accrued	$277,058.60	$283,430.58
Special Allowance Payments Accrued	$26,861.11	$25,504.47

Page 5 of 9	Trust 2013-1 Monthly Servicing Report: Collection Period 05/01/2017 - 05/31/2017, Distribution Date 06/26/2017

V. 2013-1 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	6.59%	76,077	242,594,197.36	38.439%
- GSL - Unsubsidized	6.64%	63,349	320,419,945.03	50.770%
- PLUS (2) Loans	8.44%	7,073	68,016,362.85	10.777%
- SLS (3) Loans	3.74%	22	85,583.03	0.014%
- Consolidation Loans	0.00%	0	-	0.000%

Total	6.81%	146,521	$631,116,088.27	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	6.83%	117,670	541,471,334.59	85.796%
- Two Year	6.73%	23,741	75,136,500.19	11.905%
- Technical	6.77%	5,109	14,500,881.86	2.298%
- Other	8.00%	1	7,371.63	0.001%

Total	6.81%	146,521	$631,116,088.27	100.000%

* Percentages may not total 100% due to rounding.

(1)            Guaranteed Stafford Loan

(2)            Parent Loans for Undergraduate Students

(3)            Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2013-1 Monthly Servicing Report: Collection Period 05/01/2017 - 05/31/2017, Distribution Date 06/26/2017

VI. 2013-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$12,237,231.00

A	Primary Servicing Fee	$240,014.52	$11,997,216.48

B	Administration Fee	$6,667.00	$11,990,549.48

C	Class A Noteholders’ Interest Distribution Amount	$831,738.98	$11,158,810.50

D	Class B Noteholders’ Interest Distribution Amount	$87,844.09	$11,070,966.41

E	Reserve Account Reinstatement	$-	$11,070,966.41

F	Class A Noteholders’ Principal Distribution Amount	$10,297,571.93	$773,394.48

G	Class B Noteholders’ Principal Distribution Amount	$-	$773,394.48

H	Unpaid Expenses of The Trustees	$-	$773,394.48

I	Carryover Servicing Fee	$-	$773,394.48

J	Remaining Amounts to the Noteholders after the first auction date	$-	$773,394.48

K	Excess Distribution Certificateholder	$773,394.48	$-

	Waterfall Triggers

A	Student Loan Principal Outstanding	$631,116,088.27

B	Interest to be Capitalized	$6,369,185.62

C	Capitalized Interest Account Balance	$-

D	Reserve Account Balance (after any reinstatement)	$1,593,713.18

E	Less: Specified Reserve Account Balance	$(1,593,713.18)

F	Total	$637,485,273.89

G	Class A Notes Outstanding (after application of available funds)	$597,688,197.20

H	Insolvency Event or Event of Default Under Indenture	N

I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2013-1 Monthly Servicing Report: Collection Period 05/01/2017 - 05/31/2017, Distribution Date 06/26/2017

VII. 2013-1 Distributions
Distribution Amounts
	A2	A3	B

Cusip/Isin	78447MAB4	78447MAC2	78447MAD0
Beginning Balance	$69,985,769.13	$538,000,000.00	$35,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.25%	0.55%	1.80%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/25/2017	5/25/2017	5/25/2017
Accrual Period End	6/26/2017	6/26/2017	6/26/2017
Daycount Fraction	0.08888889	0.08888889	0.08888889
Interest Rate*	1.27356%	1.57356%	2.82356%
Accrued Interest Factor	0.001132053	0.001398720	0.002509831
Current Interest Due	$79,227.62	$752,511.36	$87,844.09
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$79,227.62	$752,511.36	$87,844.09
Interest Paid	$79,227.62	$752,511.36	$87,844.09
Interest Shortfall	$-	$-	$-
Principal Paid	$10,297,571.93	$-	$-
Ending Principal Balance	$59,688,197.20	$538,000,000.00	$35,000,000.00
Paydown Factor	0.026003970	0.000000000	0.000000000
Ending Balance Factor	0.150727771	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2013-1 Monthly Servicing Report: Collection Period 05/01/2017 - 05/31/2017, Distribution Date 06/26/2017

VIII. 2013-1 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$642,985,769.13
	Adjusted Pool Balance	$639,078,987.07
	Overcollateralization Amount	$6,390,789.87
	Principal Distribution Amount	$10,297,571.93
	Principal Distribution Amount Paid	$10,297,571.93
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,619,652.31
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,619,652.31
	Required Reserve Acct Balance	$1,593,713.18
	Release to Collection Account	$25,939.13
	Ending Reserve Account Balance	$1,593,713.18
C	Floor Income Rebate Account
	Beginning Period Balance	$6,163,491.25
	Deposits for the Period	$2,009,944.98
	Release to Collection Account	$(6,163,491.25)
	Ending Balance	$2,009,944.98
D	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 9	Trust 2013-1 Monthly Servicing Report: Collection Period 05/01/2017 - 05/31/2017, Distribution Date 06/26/2017